SEGMENT INFORMATION (Details Narrative) - Segment		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Compass Digital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Number of reportable segments		1
Titan Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
Number of reportable segments	1